Acquisitions and Divestitures - Additional Information (Details) - Allied World $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Contributed revenue from acquiree	$ 1,050.5
Net loss from acquiree	555.4
Pro forma revenue	17,514.6
Pro forma net earnings	$ 1,766.4